Loans and Allowance for Credit Losses - Schedule of Past Due and Non-accrual Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Aging information for the Company's past due and non-accrual loans
Loans held for investment	$ 1,486,792	$ 1,466,160
90 Days Past Due And Still Accruing	29	210
Non-Accrual	6,836	2,537
Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	1,477,402	1,459,390
30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	2,525	4,023
Commercial, financial, and agricultural
Aging information for the Company's past due and non-accrual loans
Loans held for investment	227,584	202,329
90 Days Past Due And Still Accruing	0	0
Non-Accrual	1,003	923
Commercial, financial, and agricultural | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	226,129	201,201
Commercial, financial, and agricultural | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	452	205
Real estate construction − residential
Aging information for the Company's past due and non-accrual loans
Loans held for investment	39,609	32,046
90 Days Past Due And Still Accruing	0	0
Non-Accrual	0	454
Real estate construction − residential | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	39,521	31,592
Real estate construction − residential | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	88	0
Real estate construction − commercial
Aging information for the Company's past due and non-accrual loans
Loans held for investment	83,846	80,435
90 Days Past Due And Still Accruing	0	0
Non-Accrual	0	49
Real estate construction − commercial | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	83,846	80,386
Real estate construction − commercial | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	0	0
Real estate mortgage − residential
Aging information for the Company's past due and non-accrual loans
Loans held for investment	369,636	361,735
90 Days Past Due And Still Accruing	29	207
Non-Accrual	5,656	963
Real estate mortgage − residential | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	362,289	358,393
Real estate mortgage − residential | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	1,662	2,172
Real estate mortgage − commercial
Aging information for the Company's past due and non-accrual loans
Loans held for investment	755,892	775,594
90 Days Past Due And Still Accruing	0	0
Non-Accrual	143	138
Real estate mortgage − commercial | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	755,512	773,918
Real estate mortgage − commercial | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	237	1,538
Installment and other consumer
Aging information for the Company's past due and non-accrual loans
Loans held for investment	10,225	14,021
90 Days Past Due And Still Accruing	0	3
Non-Accrual	34	10
Installment and other consumer | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	10,105	13,900
Installment and other consumer | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	$ 86	$ 108